Other Payables (Details) - Schedule of other payables ₪ in Thousands, $ in Thousands	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Schedule of other payables [Abstract]
Employees and payroll accruals	₪ 2,204	$ 709	₪ 875
Accrued expenses	1,123	361	371
Other payables, total	₪ 3,327	$ 1,070	₪ 1,246